Investments in Non-Controlled Entities (Equity Method Investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Revenues	$ 2,727,912	$ 2,826,573	$ 2,507,661
Operating expenses	634,081	649,436	577,978
Cost of product sales	619,279	704,313	635,617
Accounts Receivable, after Allowance for Credit Loss, Current	125,440	104,164
Other accounts receivable	23,887	25,007
Long-term receivables	20,782	20,844
Change in Equity Method Investments [Roll Forward]
Investments at December 31, 2017	1,076,306	1,082,511
Additional Investments	212,380
Equity Method Investment, Amount Sold	(5,000)
Proportionate Share of Equity Earnings	170,814
Amortization of Excess Investment and Capitalized Interest	(1,853)
Income (Loss) from Equity Method Investments	168,961	181,117	120,994
Distributions from operations of non-controlled entities	203,602	196,686	146,211
Distributions from returns of investments in non-controlled entities	8,494	1,786	55,931
Investments at December 31, 2018	1,240,551	1,076,306	1,082,511
Equity Method Investment, Summarized Financial Information, Current Assets	260,033	258,698
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	2,768,696	2,461,456
Equity Method Investment, Summarized Financial Information, Assets	3,028,729	2,720,154
Equity Method Investment, Summarized Financial Information, Current Liabilities	160,566	170,558
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	60,886	73,700
Equity Method Investment, Summarized Financial Information, Liabilities	221,452	244,258
Equity Method Investment Summarized Financial Information, Equity	2,807,277	2,475,896
Equity Method Investment, Summarized Financial Information, Revenue	782,013	631,420	419,214
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	507,464	416,128	256,423
Other operating income (expense)	2,975	0	0
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 5,300	3,900	3,600
BridgeTex [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	30.00%
BridgeTex [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Cost of product sales			14,450
Accounts Receivable, after Allowance for Credit Loss, Current	$ 392	318
Other accounts receivable	$ 26	1,549
Double Eagle Pipeline Llc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Double Eagle Pipeline Llc [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 445	546
HoustonLink Pipeline Company LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
HoustonLink Pipeline Company LLC [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 60
MVP Terminalling, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
MVP Terminalling, LLC [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Operating expenses		(2,161)
Other accounts receivable	$ 418	397
Change in Equity Method Investments [Roll Forward]
Other operating income (expense)	$ 289
Powder Springs Logistics, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Powder Springs Logistics, LLC [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Cost of product sales		410
Accounts Receivable, after Allowance for Credit Loss, Current	$ 161
Long-term receivables	$ 6,006	2,221
Saddlehorn Pipeline Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	40.00%
Saddlehorn Pipeline Company [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Other accounts receivable	$ 126	183
Seabrook Logistics, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Seabrook Logistics, LLC [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Operating expenses	$ 25,851	10,572
Accounts Receivable, after Allowance for Credit Loss, Current	941
Accounts Payable, Other	$ 1,349	1,140
Texas Frontera Llc [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Service [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	$ 1,970,630	1,878,988	1,731,775
Service [Member] | BridgeTex [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	41,806	39,596	36,129
Service [Member] | Double Eagle Pipeline Llc [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	6,213	5,250	4,673
Service [Member] | Saddlehorn Pipeline Company [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	2,234	2,180	2,126
Product [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	736,092	927,220	$ 758,206
Product [Member] | Powder Springs Logistics, LLC [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Revenues		$ 4,899
Product [Member] | Seabrook Logistics, LLC [Member] | Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	$ 328